Financial Instruments	12 Months Ended
Jun. 30, 2020
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS
23.	FINANCIAL INSTRUMENTS

The Company's activities expose it to a variety of financial risks including market risk, credit risk and liquidity risk. The Company's overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the financial performance of the Company. Risk management is carried out under policies approved by the Board of Directors and overseen by the Audit Committee.

(a)	Market Risk

(i) Foreign Currency Risk

The Company engages in international purchase transactions and is exposed to foreign currency risk arising from various currency exposures, primarily with respect to the Australian dollar. The parent entity also has exposure to foreign exchange risk in the currency cash reserves it holds to meet its foreign currency payments. The Company does not make use of derivative financial instruments to hedge foreign exchange risk.

The following financial assets and liabilities are subject to foreign currency risk, the currency of the original amounts are displayed in brackets, all the amounts in the table below are displayed in A$ at year-end spot rates:

	Consolidated Entity
	2020	2019
	A$	A$
Cash and cash equivalents (USD)	5,403,402	9,726,790
Cash and cash equivalents (€EUR)	-	178
Cash and cash equivalents (£GBP)	430	433
Trade and other payables (USD)	(562,710)	(1,196,358)
Trade and other payables (€EUR)	(12,245)	-
Trade and other payables (£GBP)	(4,337)	(35,242)
Total exposure	4,824,540	8,495,801

As shown in the table above, the group is primarily exposed to changes in USD/AUD exchange rates. The sensitivity of profit or loss to changes in the exchange rates arises mainly from US-dollar denominated financial instruments and there is no impact on other components of equity.

The Group's exposure to interest rate risk, which is the risk that a financial instruments value will fluctuate as a result of changes in market interest rates and the effective weighted average interest rates on classes of financial assets and financial liabilities.

Based on the financial instruments held as of June 30, 2020, had the Australian dollar weakened/strengthened by 2.17% (2019: 6.36%) against the USD with all other variables held constant, the Group's post-tax loss for the year would have been A$105,090 lower/higher (2019: A$542,116 lower/higher).

(ii) Interest Rate Risk

The Company has an exposure to interest rate risk, which is the risk that a financial instrument's value will fluctuate as a result of changes in market interest rates and the effective weighted average interest rates on classes of financial assets and financial liabilities.

The Company's exposure to interest rate risk has not changed since the prior year.

At June 30, 2020, the Company had the following cash accounts:

●	A$3,448,551 in an Australian dollar transaction account at an interest rate of 0.60% as of June 30, 2020;
●	A$83,932 in an Australian dollar transaction account at an interest rate of 0.05% as of June 30, 2020;
●	A$66,841 in an Australian dollar transaction account at an interest rate of 0.00% as of June 30, 2020;
●	US$3,716,309 (A$5,403,402) in U.S. checking accounts at an interest rate of 0% as of June 30, 2020;
●	A$42,713 in a three month term deposit at a fixed interest rate of 0.80% which matures on September 7, 2020;
●	A$150,000 in a three month term deposit at a fixed interest rate of 0.80% which matures on September 11, 2019.

At June 30, 2019, the Company had the following cash accounts:

●	A$1,354,771 in an Australian dollar transaction account at an interest rate of 0.60% as of June 30, 2019;
●	A$45,486 in an Australian dollar transaction account at an interest rate of 0.05% as of June 30, 2019;
●	A$66,534 in an Australian dollar transaction account at an interest rate of 0.00% as of June 30, 2019;
●	A$15 in an Australian Trust account at an interest rate of 0% as of June 30, 2019;
●	US$6,836,116 (A$9,726,016) in U.S. checking accounts at an interest rate of 0% as of June 30, 2019;
●	A$2,012,329 in a three month term deposit at a fixed interest rate of 1.50% which matures on August 26, 2019;
●	A$1,000,000 in a three month term deposit at a fixed interest rate of 1.85% which matures on July 27, 2019;
●	A$42,713 in a three month term deposit at a fixed interest rate of 2.00% which matures on September 7, 2019;
●	A$150,000 in a three month term deposit at a fixed interest rate of 2.00% which matures on September 11, 2019.

At June 30, 2018, the Company had the following cash accounts:

●	A$ 2,552,615 in an Australian dollar transaction account at an interest rate of 0.60% as of June 30, 2018;
●	A$63,791 in an Australian dollar transaction account at an interest rate of 0.05% as of June 30, 2018;
●	A$114,990 in an Australian dollar transaction account at an interest rate of 0.00% as of June 30, 2018;
●	A$135 in an Australian Trust account at an interest rate of 0% as of June 30, 2018;
●	US$4,675,242 (A$6,308,538) in U.S. checking accounts at an interest rate of 0.03% as of June 30, 2018;
●	A$3,000,000 in a three month term deposit at a fixed interest rate of 2.40% which matures on September 25, 2018;
●	A$3,000,000 in a three month term deposit at a fixed interest rate of 2.40% which matures on August 3, 2018;
●	A$42,713 in a three month term deposit at a fixed interest rate of 2.40% which matures on September 7, 2018;
●	A$150,000 in a three month term deposit at a fixed interest rate of 2.40% which matures on September 11, 2018.

The weighted average interest rate is 0.12% for cash and cash equivalents and 0.80% for terms deposits over three months and apart from usual variances in general rates of interest the Company is not exposed to any significant interest rate risk.

Receivables and payables are non-interest bearing.

The Company's exposure to interest rates and the effective weighted average interest rate for classes of financial assets and liabilities is set out below:

June 30, 2020	Floating Interest Rate	Fixed Interest Maturing in		Non-Interest bearing	Total	Average Interest Rate
	(A$)	(A$)		(A$)	(A$)
		1 year
		or less	1-5 years
Financial Assets
Cash and cash equivalents	3,532,485	192,713	-	5,471,694	9,196,892	0.24%
Trade and other receivables	-	-	-	61,711	61,711

Total Financial Assets	3,532,485	192,713	-	5,533,405	9,258,603	0.24%

Financial Liabilities
Trade and other payables	-	-	-	(2,069,604)	(2,069,604)
Lease liabilities	-	(32,879)	(868)	-	(33,747)

Total Financial Liabilities	-	(32,879)	(868)	(2,069,604)	(2,103,351)

June 30, 2019	Floating Interest Rate	Fixed Interest Maturing in		Non-Interest bearing	Total	Average Interest Rate
	(A$)	(A$)		(A$)	(A$)
		1 year
		or less	1-5 years
Financial Assets
Cash and cash equivalents	1,400,257	3,205,042	-	9,794,605	14,399,904	0.42%
Trade and other receivables	-	-	-	4,829,497	4,829,497
Other current assets	-	-	-	621,737	621,737
Other non-current assets	-	-	-	-	-

Total Financial Assets	1,400,257	3,205,042		15,245,839	19,851,138	0.42%

Financial Liabilities		-	-
Trade and other payables	-	-	-	(2,718,174)	(2,718,174)

Total Financial Liabilities	-	-	-	(2,718,174)	(2,718,174)

(b)	Credit Risk

Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in financial loss to the Company. The Company has no significant concentration of credit risk and it is not the Company's policy to hedge credit risk.

The Company ensures that surplus cash is invested with financial institutions of appropriate credit worthiness and limits the amount of credit exposure to any one counter party.

There has been no significant change in the Company's exposure to credit risk since the previous year. The carrying amount of the Company's financial assets represents the maximum credit exposure.

(c)	Liquidity Risk

Prudent liquidity risk management implies maintaining sufficient cash and the availability of funding through an adequate amount of committed credit facilities. The Company manages liquidity risk by maintaining sufficient bank balances to fund its operations and the availability of funding through committed credit facilities.

Management monitors rolling forecasts of the Company's liquidity reserve on the basis of expected cash flows. For further discussion on the going concern basis of preparation, refer to Note 1.

	Maturities of Financial Liabilities

2020	Less than 6 months	6-12 months	Greater than 12 months and less than 5 years	Total contracted cash flows	Carrying amounts
Trade and other payables	(2,069,604)	-	-	(2,069,604)	(2,069,604)
Lease liabilities	(16,440)	(16,439)	(868)	(33,747)	(33,747)
Total	(2,086,044)	(16,439)	(868)	(2,103,351)	(2,103,351)

2019	Less than 6 months	6-12 months	Greater than 12 months and less than 5 years	Total contracted cash flows	Carrying amounts
Trade and other payables	(2,718,174)	-	-	(2,718,174)	(2,718,174)
Total	(2,718,174)	-	-	(2,718,174)	(2,718,174)

(d)	Capital Risk Management

The Company's objectives when managing capital are to safeguard the Company's ability to continue as a going concern and to maintain an optimal capital structure so as to maximize shareholder value. In order to maintain or achieve an optimal capital structure, the Company may issue new shares or reduce its capital, subject to the provisions of the Company's constitution. The capital structure of the Company consists of equity attributed to equity holders of the Company, comprising contributed equity, reserves and accumulated losses disclosed in Notes 10, 11 and 12. By monitoring undiscounted cash flow forecasts and actual cash flows provided to the Board by the Company's Management the Board monitors the need to raise additional equity from the equity markets.

(e)	Fair Value Estimation

The carrying amount of financial assets and financial liabilities recorded in the financial statements represents their respective fair values, determined in accordance with the accounting policies disclosed in Note 1 to the financial statements.

Financial Instruments measured at Fair Value

The financial instruments recognized at fair value in the Statement of Financial Position have been analyzed and classified using a fair value hierarchy reflecting the significance of the inputs used in making the measurements. The fair value hierarchy consists of the following levels:

-	quoted prices in active markets for identical assets or liabilities (Level 1);
-	inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (as prices) or indirectly (derived from prices) (Level 2); and
-	inputs for the asset or liability that are not based on observable market data (unobservable inputs) (Level 3).

In 2020 and 2019, none of the Company's assets and liabilities had their fair value determined using the fair value hierarchy. No transfers between the levels of the fair value hierarchy occurred during the current or previous years.